Schedule of key financial performance measures of the segments (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2022 GBP (£)
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 9,457,387	£ 6,892,544	£ 9,601,471	£ 6,005,563
Cost of revenues	(7,523,581)	(5,483,186)	(7,458,966)	(4,920,593)
Gross profit	1,933,806	1,409,358	2,142,505	1,084,970
Operating expenses:
Selling and marketing expenses	(258,334)	(188,274)	(103,303)	(161,806)
Employee compensation and benefits	(1,880,325)	(1,370,381)	(1,148,814)	(1,107,518)
Depreciation	(197,566)	(143,986)	(136,027)	(140,784)
General and administrative expenses	(1,466,567)	(1,068,834)	(820,771)	(943,827)
Research and development expenses	(177,127)	(129,090)	(260,708)	(256,986)
(Provision for) reversal of expected credit losses	(339,631)	(247,523)	94,023	(30,836)
Total operating expenses	(4,319,550)	(3,148,088)	(2,375,600)	(2,641,757)
Loss from operations	(2,385,744)	(1,738,730)	(233,095)	(1,556,787)
Other income (expenses):
Other income, net	524,215	382,048	65,426	88,992
Fair value loss on promissory notes			(371,876)	(240,557)
Exchange loss, net	(109,968)	(80,145)	(13,664)	(17,183)
Total other expenses, net	(462,135)	(336,804)	(873,398)	(550,756)
Loss before income tax expense	(2,847,879)	(2,075,534)	(1,106,493)	(2,107,543)
Income tax expense			(2,512)	(176,923)
Net loss	(2,847,879)	(2,075,534)	(1,109,005)	(2,284,466)
Total assets	14,382,025		8,683,544		£ 10,481,620
Total liabilities	12,338,270		10,683,429		8,992,131
Total shareholders' deficit	2,043,755		(1,999,885)	(5,906,451)	£ 1,489,489	£ (3,880,688)
Nonrelated Party [Member]
Other income (expenses):
Interest expense	(853,292)	(621,879)	(502,959)	(382,008)
Related Party [Member]
Other income (expenses):
Interest expense	$ (23,090)	£ (16,828)	£ (50,325)